Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentrations [Line Items]
Cash deposit (in Dollars)	$ 503,374	$ 1,277,962
Customer Concentration Risk [Member] | One Customer [Member] | Revenue [Member]
Concentrations [Line Items]
Total revenue, percentage	100.00%	100.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Total revenue, percentage	100.00%	61.50%